CONSOLIDATED SEGMENT DATA	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
CONSOLIDATED SEGMENT DATA

20. CONSOLIDATED SEGMENT DATA

Segment information is consistent with how the Chief Operating Decision Maker, i.e., the Directors of the Company, review the businesses, make investing and resource allocation decisions and assess operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company ceased the operation of cryptocurrency mining business by December 2022, and the operations of cryptocurrency mining business have been presented as “discontinued operations” in the Company’s consolidated financial statements. Please refer to Note 10.

The Company reports financial and operating information in the following three segments:

(1)	Cloud-based Technology (CBT) segment - It includes the Company’s cloud-based products, high-end data storage servers and related services sold to private sectors including new media, healthcare, education and residential community management, and among other industries and applications. In this segment, the Company generates revenues from the sales of hardware and software solutions with proprietary software and content as well as from designing and developing software products specifically customized for private sector customers’ needs for a fixed price. The Company includes the revenue and cost of revenue of high-end data storage servers in the CBT segment. Advertising services is included in the CBT segment, after the Company consummated the acquisition of TNM. Advertisements are delivered to the ads display terminals and vehicular ads display terminals through the Company’s cloud-based new media sharing platform. Incorporation of advertising services complements the Company’s out-of-home advertising business strategy.

(2)	Traditional Information Technology (TIT) segment - The TIT segment includes the Company’s project-based technology products and services sold to the public sector. The solutions the Company has sold primarily include Geographic Information Systems (GIS), Digital Public Security Technology (DPST), and Digital Hospital Information Systems (DHIS). In this segment, the Company generates revenues from sales of hardware and system integration services. As a result of the business transformation, the TIT segment is gradually being phased out in 2021. Nevertheless, due to the difference business nature from the other segments, the Chief Operating Decision Maker considers it is a separate operating segment of which the performance is separately assessed and financial information for this segment is separately disclosed for financial reporting purpose.

(3)	Smart Elevator (SE) segment - Following the acquisition of Skyladder Group Limited in November 2025, the Company added the Smart Elevator (SE) segment. As a provider of elevator services, the Company provides services throughout the entire elevator lifecycle, including sales, installation, repair, cloud-based maintenance, renovation, and upgrades. The segment serves a diverse user base, including governments, businesses, and households. In this segment, the Company generates revenues from elevator sales and installation contracts, as well as maintenance, repair, and other service agreements. The SE segment diversifies the Company’s cloud-based product offerings and expands the Company’s presence in the smart building and urban infrastructure market.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Selected information by segment is presented in the following tables for the year ended December 31, 2025, 2024, and 2023.

	2025	2024	2023
Revenues(1)
TIT Segment	$17,730	$85,145	$214,980
CBT Segment	28,120,328	36,587,367	38,420,655
SE Segment	2,678,477	-	-
	$30,816,535	$36,672,512	$38,635,635

(1)	Revenues by operating segments exclude intercompany transactions.

	2025	2024	2023
(Loss) income from operations
TIT Segment	$(42,206)	$(87,794)	$(110,113)
CBT Segment	(6,631,818)	453,726	2,838,305
SE Segment	307,338	-	-
Corporate and others(2)	(2,866,990)	(1,974,494)	(2,925,890)
(Loss) from operations	(9,233,676)	(1,608,562)	(197,698)
Corporate other income (loss), net	192,584	261,621	552,058
Corporate interest income	1,356	2,241	2,100
Corporate interest expense	(978,900)	(460,544)	(580,630)
(Loss) before income taxes	(10,018,636)	(1,805,244)	(224,170)

Income tax (expense) benefit	(43,087)	(14,143)	(7,980)
Net (loss) from continuing operations	(10,061,723)	(1,819,387)	(232,150)
Net (loss) income from discontinued operations	-	-	(465,791)
Net (loss)	(10,061,723)	(1,819,387)	(697,941)

Less: Loss (income) attributable to the non-controlling interest	-	-	-
Net (loss) attributable to the Company	$(10,061,723)	$(1,819,387)	$(697,941)

(2)	Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash compensation by segment for the year ended December 31, 2025, 2024, and 2023 are as follows:

	2025	2024	2023
Non-cash compensation:
Corporate and others	1,354,663	956,400	1,564,000
	$1,354,663	$956,400	$1,564,000

Depreciation and amortization by segment for the year ended December 31, 2025, 2024, and 2023 are as follows:

	2025	2024	2023
Depreciation and amortization:
TIT Segment	$-	$13,085	$43,832
CBT Segment	1,642,163	1,993,911	2,472,741
SE Segment	4,642	-	-
	$1,646,805	$2,006,996	$2,516,573

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

	2025	2024	2023
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers:
TIT Segment	$1,238	$3,996	$6,097
CBT Segment	5,628,639	4,061,703	1,407,119
SE Segment	(17,448)	-	-
	$5,612,429	$4,065,699	$1,413,216

	2025	2024	2023
Inventory obsolescence (reversal) provision:
TIT Segment	$117	$913	$2,753
CBT Segment	158,997	(15,223)	(56,067)
SE Segment	31	-	-
	$159,145	$(14,310)	$(53,314)

Total assets by segment as at December 31, 2025 and 2024 are as follows:

	2025	2024
Total assets
TIT Segment	$40,950	$84,501
CBT Segment	27,179,664	34,261,293
SE Segment	4,755,802	-
Corporate and others	7,471,210	782,951
	$39,447,626	$35,128,745